NET (LOSS)/INCOME PER SHARE - Summary of computation of basic and diluted net (loss)/income per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares
Numerator:
Net (loss)/income	¥ (7,298)	$ (1,028)	¥ 13,172	¥ (3,103,465)
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/ income per ordinary shares-basic	¥ (7,298)	$ (1,028)	¥ 13,172	¥ (3,103,465)
Denominator:
Weighted average ordinary shares outstanding used in computing net (loss)/ income per ordinary shares-basic	173,725,790	173,725,790	172,254,080	170,790,979
Net (loss)/income per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ (0.04)	$ (0.01)	¥ 0.08	¥ (18.17)
Denominator:
Weighted average ordinary shares basic outstanding	173,725,790	173,725,790	172,254,080	170,790,979
Effect of potentially diluted stock options	0	0	2,931,766	0
Effect of potentially diluted RSUs	0	0	805,638	0
Weighted average ordinary shares outstanding used in computing net (loss)/income per ordinary shares-diluted	173,725,790	173,725,790	175,991,484	170,790,979
Net (loss)/income per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ (0.04)	$ (0.01)	¥ 0.07	¥ (18.17)